New accounting pronouncements	12 Months Ended
Dec. 31, 2023
New accounting pronouncements
New accounting pronouncements
4 New accounting pronouncements
a) New standards, interpretations and amendments adopted by the Group
The impact of the adoption of the new standards and amendments to standards that became effective as of January 1, 2023 is as follows:

IFRS 17 – Insurance contracts (new)
On 18 May 2017, the IASB issued 'IFRS 17 – Insurance contracts’. This new standard replaces IFRS 4 and applies to all entities issuing insurance contracts, reinsurance contracts and investment contracts with discretionary participation characteristics. IFRS 17 is based on the current measurement of technical liabilities at each reporting date. The current measurement can be based on a general model "building block approach" or a simplified one "premium allocation approach". The "building block approach" is based on discounted, probability-weighted cash flows, a risk adjustment and a contractual service margin ('CSM'), which represents the unearned profit of the contract. Subsequent changes in estimated cash flows are adjusted against the contractual service margin, unless it becomes negative. IFRS 17 is applied retrospectively. This amendment is not applicable to the financial statements of Jumia.

IFRS 17 – Insurance contracts (amendment)
On 25 June 2020, the IASB issued 'Amendments to IFRS 17' that includes specific changes in eight areas of IFRS 17, such as: i) scope; ii) level of aggregation of insurance contracts; iii) recognition; iv) measurement; v) modification and derecognition; vi) presentation of the Statement of Financial Position; vii) recognition and measurement of the Income statement; and viii) disclosures. This amendment also includes clarifications, which aim to simplify some of the requirements of this standard and ease transition. IFRS 17 is applied retrospectively. This amendment is not applicable to the financial statements of Jumia.

IFRS 17 and IFRS 9 – Comparative Information (Amendment to IFRS 17)
On 9 December 2021, the IASB issued ' Initial Application of IFRS 17 and IFRS 9' that relates only to insurers’ transitioning to the IFRS 17 and allows the adoption of a classification overlay to a financial asset for which the entity does not restate IFRS 9 comparative information. This amendment seeks to avoid temporary accounting mismatches between financial assets and insurance contract liabilities in the comparative information presented, when applying IFRS 17 for the first time, providing for (i) the application on a financial asset-by-financial asset basis; (ii) the presentation of comparative information as if the classification and measurement requirements of IFRS 9 had been applied to that financial asset, but without requiring an entity to apply the impairment requirements of IFRS 9; and (iii) the obligation to use reasonable and supported information available at the transition date, to determine how the entity expects that financial asset to be classified in accordance with IFRS 9. This amendment is not applicable to the financial statements of Jumia.

IAS 1 amendments on Disclosure of accounting policies
On 12 February 2021, the IASB issued 'Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)'. Amendment to the requirement to disclose the accounting policies based on “material” instead of “significant”. The amendment specifies that an accounting policy information is expected to be material if, in its absence, the users of the financial statements would be unable to understand other material information in those same financial statements. Immaterial accounting policy information need not be disclosed. The IFRS Practice Statement 2 was also amended to provide guidance for the application of the concept of materiality to accounting policy disclosures. There is no material impact of the adoption of this amendment in the financial statements.

IAS 8 amendment on Definition of accounting estimates
On 12 February 2021, the IASB issued 'Definition of Accounting Estimates (Amendments to IAS 8)' to help entities to distinguish between accounting policies and accounting estimates. Introduction of the definition of accounting estimate and the way it is distinct from changes to accounting policies. The accounting estimates are defined as corresponding to monetary amounts that are subject to measurement uncertainty, used to achieve an accounting policy’s objective(s). There is no material impact of the adoption of this amendment in the financial statements.
IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction
On 7 May 2021, the IASB issued 'Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)' that clarify how companies account for deferred tax on transactions such as leases and decommissioning obligations. IAS 12 will require entities to recognize deferred tax on specific transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. These applies to the recognition of: i) right-of-use assets and lease liabilities; and ii) decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related asset, when not relevant for tax purposes. Such temporary differences are no longer subject to the initial recognition exemption for deferred taxes. The cumulative effect of initially applying the amendment is recognized as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the earliest comparative period presented. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Group has estimated the impact of the adoption of this amendment in the financial statements, considering the retrospective application. The effect of adoption IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction affects the gross amounts recognized as deferred taxes and the deferred taxes offset but does not affect the previously reported loss, equity, assets or liabilities of the Group.
The effects on note 8 Deferred Tax Assets and Liabilities as of January 1, 2021, December 31, 2021 and December 31, 2022 (increase/(decrease)) are as follows:

	January 1, 2021
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Tax Losses	—	311	311
Tax benefits	125	—	125
Leases	—	3,220	3,220
Deferred tax assets offset	—	(3,531)	(3,531)
Total Deferred tax assets	125	—	125

	December 31, 2021
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Financial assets measured at fair value through PL	517	—	517
Tax Losses	5,783	390	6,173
Tax benefits	665	—	665
Leases	—	2,804	2,804
Others	80	—	80
Deferred tax assets offset	(6,380)	(3,194)	(9,574)
Total Deferred tax assets	665	—	665

	December 31, 2022
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Financial assets measured at fair value through OCI	4,124	—	4,124
Financial assets measured at fair value through PL	973	—	973
Tax Losses	9,313	549	9,862
Tax benefits	699	—	699
Leases	—	3,302	3,302
Deferred tax assets offset	(14,399)	(3,851)	(18,250)
Total Deferred tax assets	710	—	710

	January 1, 2021
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Assets depreciation and amortization	(61)	—	(61)
Leases	—	(3,531)	(3,531)
Deferred tax liabilities offset	—	3,531	3,531
Total Deferred tax liabilities	(61)	—	(61)

	December 31, 2021
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Assets depreciation and amortization	(458)	—	(458)
Unrealized foreign exchange gains - P&L	(5,388)	—	(5,388)
Leases	—	(3,194)	(3,194)
Others	(534)	—	(534)
Deferred tax liabilities offset	6,380	3,194	9,574
Total Deferred tax liabilities	—	—	—

	December 31, 2022
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Assets depreciation and amortization	(987)	—	(987)
Unrealized foreign exchange gains - P&L	(13,876)	—	(13,876)
Leases	—	(3,851)	(3,851)
Others	(435)	—	(435)
Deferred tax liabilities offset	14,399	3,851	18,250
Total Deferred tax liabilities	(899)	—	(899)
IAS 12 amendment on International tax reform – Pillar two model rules
On 23 May 2023, the IASB issued 'International tax reform – Pillar two model rules (Amendments to IAS 12)' that, following the implementation of the OECD's Global Anti-Base Erosion (“GloBE”) rules, there may be significant impacts on the calculation of deferred taxes of the entities impacted which, at this date, are difficult to estimate, introduces: i) a temporary exception to the requirements to recognise and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes; and ii) targeted disclosure requirements for affected entities (entities belonging to multinational groups that have consolidated revenues of €750m in at least two out of the last four years), such as: the fact that the exception was applied, the current tax expense related to Pillar Two rules, and the reasonable estimate of the impact of Pillar Two rules between the date the legislation becomes enacted and the date it becomes effective. The amendment is effective immediately or for annual reporting periods beginning on or after January 1, 2023. There is no impact of the adoption of this amendment in the financial statements as the Group is currently below the threshold defined.
b) Standards issued but not yet effective
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below.

IFRS 16 amendment on Lease Liability in a Sale and Leaseback
On 22 September 2022, the IASB issued 'Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)' that requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease. The amendments are effective for annual reporting periods beginning on or after January 1, 2024.

IAS 1 amendment on the classification of debt with covenants
On 31 October 2022, the IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' that i) modifies the requirements introduced by amendments to IAS 1: Classification of Liabilities as Current or Non-current in January 2020 on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances: Only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.; and ii) defers the effective date of the 2020 amendments to 1 January 2024. The amendments are applied retrospectively in accordance with IAS 8 and earlier application is permitted. The amendments are effective for annual reporting periods beginning on or after January 1, 2024.
IAS 7 and IFRS 7 amendment on supplier finance arrangements
On 25 May 2023, the IASB issued 'Supplier finance arrangements (Amendments to IAS 7 and IFRS 7)' that require an entity to provide additional disclosures about its supplier finance arrangements to enable: i) the assessment of how supplier finance arrangements affect an entity’s liabilities and cash flows; and ii) the understanding of the effect of supplier finance arrangements on an entity’s exposure to liquidity risk and how the entity might be affected if the arrangements were no longer available. The amendments are effective for annual reporting periods beginning on or after January 1, 2024.
IAS 21 amendment on lack of exchangeability
On 15 August 2023, the IASB issued ‘The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (Amendment to IAS 21)' that adds requirements for determining whether a currency can be exchanged for another currency (exchangeability) and defining how to determine the spot exchange rate to be used when it is not possible to exchange a currency for a long period of time. This change also requires the disclosure of information that allows understanding how the currency that cannot be exchanged for another currency affects, or is expected to affect, the financial performance, financial position and cash flows of the entity, in addition to the spot exchange rate used on the reporting date and how it was determined. The amendment is effective for annual reporting periods beginning on or after January 1, 2025.
The group does not expect a material impact upon adoption of any of these standards.